Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 294,637	¥ (37,176)	¥ 127,973	¥ (38,144)
Other comprehensive income (loss) before reclassifications		97,561	8,064	263,419	8,027
Reclassifications out of accumulated other comprehensive income (loss)	[1]	292	606	1,098	1,611
Net change during the period		97,853	8,670	264,517	9,638
Balance at end of period		392,490	(28,506)	392,490	(28,506)
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		279,364	14,982	136,912	18,316
Other comprehensive income (loss) before reclassifications		67,867	8,663	210,319	5,268
Reclassifications out of accumulated other comprehensive income (loss)	[1]				61
Net change during the period		67,867	8,663	210,319	5,329
Balance at end of period		347,231	23,645	347,231	23,645
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(43,017)	(43,468)	(43,803)	(43,477)
Other comprehensive income (loss) before reclassifications		217	176	505	(358)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	369	299	867	842
Net change during the period		586	475	1,372	484
Balance at end of period		(42,431)	(42,993)	(42,431)	(42,993)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		58,290	(8,690)	34,864	(12,983)
Other comprehensive income (loss) before reclassifications		29,477	(775)	52,595	3,117
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(77)	307	231	708
Net change during the period		29,400	(468)	52,826	3,825
Balance at end of period		¥ 87,690	¥ (9,158)	¥ 87,690	¥ (9,158)

[1]	Reclassifications out of accumulated other comprehensive income were not significant.